Income tax	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax [Abstract]
Income tax	Income tax
Taxation recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2024, 2023, and 2022 is as follows:

	2024	2023	2022
Current tax
Direct taxes - current	1,149	1,307	1,015
Direct taxes – prior year	(48)	(60)	(115)
Total current tax	1,101	1,247	901
Deferred tax
Current	7,284	(89,847)	(54,236)
Prior year	5,916	(10,719)	15,269
Total deferred tax	13,200	(100,565)	(38,968)
Total income tax charge / (benefit)	14,301	(99,318)	(38,067)
The prior year deferred tax impact of $5.9 million mainly relates to foreign currency impact on losses denominated in Icelandic krona.
The factors affecting the tax charge during the year ended 31 December 2024 relate to the utilization of the deferred tax asset on accumulated tax losses previously recognized . The factors affecting the tax benefit during the year ended 31 December 2023 and 2022 relate to the recognition of a deferred tax asset on accumulated tax losses, as management assessed that it was probable that the accumulated tax losses would be fully utilized in the coming years.
There were no accruals for tax contingencies during the years ended 31 December 2024, 2023, and 2022.
The effective tax rate for the year of -6.6% (2023: 15.3%, 2022: 6.9%) is lower than the applicable Luxembourgish statutory rate of corporation tax. The reconciling items between the statutory rate and the effective tax rate are as follows:

	2024	2023	2022
Tax rate	24.9%	24.9%	24.9%
Effect of tax rate in foreign jurisdictions	0.8%	(3.4%)	(2.5%)
Permanent Differences	(17.4%)	(6.7%)	(8.9%)
Non-recognition of tax losses	(12.2%)	(1.5%)	(3.8%)
Other items	(2.8%)	1.9%	(2.9%)
Effective tax rate	(6.6%)	15.3%	6.9%

The movement in net deferred taxes during the years ended 31 December 2024 and 2023 is as follows:

	2024	2023
Balance at 1 January	309,754	209,187
Deferred tax credited to profit or loss	(13,205)	100,567
Balance at 31 December	296,549	309,754
Deferred tax assets	298,360	309,807
(Deferred tax liabilities)	(1,811)	(53)

	2024		2023
Deferred Tax Assets and Liabilities	DTA	(DTL)	DTA	(DTL)
Intangible Assets	751	—	(1,131)	(8)
Tangible Assets	530	(849)	(1,967)	(10)
Inventory Reserves	1,384	—	1,829	—
Bad Debt Reserves	3,483	—	3,700	—
Employee Benefits	4,611	—	5,652	—
Provisions and accruals	—	(679)	(410)	—
Other	(275)	(283)	760	(35)
Taxable Losses	287,874	—	301,375	—
Total Deferred Taxes	298,360	(1,811)	309,807	(53)
Where there is a right of offset of deferred tax balances within the same tax jurisdiction, IAS 12 requires these to be presented after such offset in the consolidated statements of financial position. The closing deferred tax balances included above are after offset; however, the disclosure of deferred tax assets by category below are presented before such offset.
The amount of deferred tax recognized in the consolidated statements of financial position as of 31 December 2024 and 2023 is composed of:

	2024	2023
Deferred tax assets attributable to tax loss carryforwards	287,874	301,375
Deferred tax assets attributable to other temporary differences	10,760	11,941
(Deferred tax liabilities) attributable to other temporary differences	(2,085)	(3,562)
Net deferred tax assets / (liabilities)	296,549	309,754
A deferred tax liability has been recognized in relation to ordinary timing differences arising from depreciation and other provisions. A deferred tax liability of $2.1 million and $3.6 million has been recognized as of 31 December 2024 and 2023, respectively.
A deferred tax asset has been recognized in relation to ordinary timing differences arising from amortization, depreciation, reserves, employee benefits and tax losses carried forward in the Group. The deferred tax asset on tax losses relates to tax losses arising in Iceland, and management considers probable that future forecasted profit associated with product, license and other revenue will be available to offset the cumulative tax losses as of 31 December 2024. In assessing the probability of recovery, management has reviewed the Group's long-term plan that has been used for the going concern assessment and the goodwill and fixed asset impairment testing. This long-term plan anticipates successful completion of biosimilar programs currently in the pipeline and execution of future commercial launches that will support profitability in the near future. The forecasts included in the long-term plan are evaluated to incorporate potential uncertainty associated with the amount and timing of expected future revenues, driven by factors such as potential competition, market share, price erosion, and the inherent risk associated with biosimilar product development.
No deferred tax asset is recognized on tax losses arising in Luxembourg as their recoverability is unlikely to be realized.
A net deferred tax asset of $296.5 million and $309.8 million is recognized as of 31 December 2024 and 2023, respectively.
These tax losses expire as follows:

2025-2027	118,340
2028-2030	392,857
Later	969,441
Indefinite	—
Total	1,480,638
As of 31 December 2024, the Group has total unused tax losses of $1,480.6 million which is comprised of $1,439.4 million of accumulated tax losses in Iceland and $41.2 million accumulated tax losses in Luxembourg.